Liability for Unauthorized Preferred Stock Issued - Narrative (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2006
Class of Stock [Line Items]
Preferred stock, shares authorized	10,000,000		10,000,000
Common stock issued upon conversion of preferred stock (in shares)	1.5		100
Preferred stock, shares issued	998,333		715,517
Value of preferred stock issued			$ 246,950
Unconverted preferred stock (in shares)	998,333
Common stock needed to settle convertible preferred stock (in shares)	3,632
Unconverted Preferred Stock
Class of Stock [Line Items]
Unconverted preferred stock (in shares)	68,966	68,966